REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2019
REDEEMABLE PREFERRED SHARES
Schedule of movement of the redeemable preferred shares

Redeemable
preferred shares
Balance at January 1, 2019	—
Issuance of redeemable preferred shares	989,349
Change in redemption value	17,760
Accrual of dividends	40,344
Settlement of dividends	(25,014)
Foreign exchange impact	39,542
Balance at December 31, 2019	1,061,981